Investment Portfolioas of June 30, 2023 (Unaudited)
DWS CROCI® U.S. Fund
	Shares	Value ($)

Common Stocks 99.8%
Communication Services 12.2%
Entertainment 0.2%
Warner Bros Discovery, Inc.*	120,045	1,505,364
Interactive Media & Services 7.8%
Alphabet, Inc. "A"*	240,364	28,771,571
Meta Platforms, Inc. "A"*	68,375	19,622,258
		48,393,829
Media 4.2%
Comcast Corp. "A"	69,991	2,908,126
Fox Corp. "A"	690,741	23,485,194
		26,393,320
Consumer Discretionary 9.7%
Hotels, Restaurants & Leisure 1.5%
Boyd Gaming Corp.	131,847	9,146,227
Household Durables 4.5%
D.R. Horton, Inc.	195,701	23,814,855
Garmin Ltd.	40,666	4,241,057
		28,055,912
Specialty Retail 2.7%
AutoNation, Inc.*	49,405	8,132,557
Lowe's Companies, Inc.	22,127	4,994,064
Signet Jewelers Ltd.	61,082	3,986,211
		17,112,832
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.*	73,905	2,652,450
Tapestry, Inc.	89,036	3,810,741
		6,463,191
Consumer Staples 2.3%
Consumer Staples Distribution & Retail 1.1%
Dollar General Corp.	6,929	1,176,406
Kroger Co.	117,915	5,542,005
		6,718,411
Tobacco 1.2%
Altria Group, Inc.	161,257	7,304,942
Energy 5.8%
Oil, Gas & Consumable Fuels
ConocoPhillips	24,386	2,526,634
Coterra Energy, Inc.	190,843	4,828,328
Exxon Mobil Corp.	86,778	9,306,941
Marathon Petroleum Corp.	52,124	6,077,658
Phillips 66	24,463	2,333,281

Pioneer Natural Resources Co.	42,491	8,803,285
Valero Energy Corp.	19,318	2,266,001
		36,142,128
Financials 10.3%
Banks 2.5%
Bank of America Corp.	57,090	1,637,912
Huntington Bancshares, Inc.	290,919	3,136,107
JPMorgan Chase & Co.	76,808	11,170,955
		15,944,974
Capital Markets 0.7%
State Street Corp.	59,385	4,345,794
Consumer Finance 6.7%
Capital One Financial Corp.	98,622	10,786,288
Discover Financial Services	162,966	19,042,577
Synchrony Financial	356,171	12,081,321
		41,910,186
Financial Services 0.4%
Global Payments, Inc.	23,578	2,322,905
Health Care 25.2%
Biotechnology 6.6%
AbbVie, Inc.	30,478	4,106,301
Amgen, Inc.	7,231	1,605,426
Gilead Sciences, Inc.	200,530	15,454,847
Regeneron Pharmaceuticals, Inc.*	17,621	12,661,393
Vertex Pharmaceuticals, Inc.*	21,315	7,500,962
		41,328,929
Health Care Equipment & Supplies 2.9%
Hologic, Inc.*	100,851	8,165,906
Medtronic PLC	111,713	9,841,915
		18,007,821
Health Care Providers & Services 1.8%
HCA Healthcare, Inc.	6,616	2,007,823
Laboratory Corp. of America Holdings	38,484	9,287,344
		11,295,167
Pharmaceuticals 13.9%
Bristol-Myers Squibb Co.	447,537	28,619,991
Johnson & Johnson	73,070	12,094,547
Merck & Co., Inc.	145,148	16,748,628
Pfizer, Inc.	667,637	24,488,925
Viatris, Inc.	446,730	4,458,365
		86,410,456
Industrials 5.6%
Air Freight & Logistics 1.3%
Expeditors International of Washington, Inc.	68,526	8,300,554
Machinery 0.8%
Cummins, Inc.	19,512	4,783,562
Professional Services 3.5%
ManpowerGroup, Inc.	98,211	7,797,954

Robert Half International, Inc.	147,038	11,060,198
SS&C Technologies Holdings, Inc.	48,342	2,929,525
		21,787,677
Information Technology 23.7%
Communications Equipment 2.3%
Cisco Systems, Inc.	278,614	14,415,488
IT Services 3.4%
Cognizant Technology Solutions Corp. "A"	326,851	21,336,833
Semiconductors & Semiconductor Equipment 8.3%
Applied Materials, Inc.	43,625	6,305,557
Broadcom, Inc.	5,663	4,912,256
KLA Corp.	18,136	8,796,323
Lam Research Corp.	6,578	4,228,733
Microchip Technology, Inc.	19,110	1,712,065
QUALCOMM, Inc.	166,004	19,761,116
Skyworks Solutions, Inc.	33,737	3,734,349
Texas Instruments, Inc.	11,292	2,032,786
		51,483,185
Software 3.9%
Microsoft Corp.	71,810	24,454,178
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	109,229	21,187,149
Dell Technologies, Inc. "C"	68,843	3,725,095
Hewlett Packard Enterprise Co.	655,960	11,020,128
		35,932,372
Materials 5.0%
Chemicals 3.4%
LyondellBasell Industries NV "A"	153,991	14,140,994
Olin Corp.	134,631	6,918,687
		21,059,681
Metals & Mining 1.6%
Nucor Corp.	62,070	10,178,238
Total Common Stocks (Cost $559,568,681)		622,534,156

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.13% (a) (Cost $2,022,630)	2,022,630	2,022,630

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $561,591,311)	100.1	624,556,786
Other Assets and Liabilities, Net	(0.1)	(931,199)
Net Assets	100.0	623,625,587
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (a) (b)
2,225,720	—	2,225,720 (c)	—	—	2,694	—	—	—
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.13% (a)
3,471,632	34,385,053	35,834,055	—	—	128,352	—	2,022,630	2,022,630
5,697,352	34,385,053	38,059,775	—	—	131,046	—	2,022,630	2,022,630

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$622,534,156	$—	$—	$622,534,156
Short-Term Investments	2,022,630	—	—	2,022,630
Total	$624,556,786	$—	$—	$624,556,786

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCUS-PH3
R-080548-2 (1/25)